Nature of Business and Operations - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	May 07, 2014	Apr. 15, 2014	Dec. 31, 2013	Apr. 30, 2014
Nature Of Business And Operations [Line Items]
Date of Company's incorporation		Nov. 28, 2005
Accumulated deficit		$ 121,781			$ 98,439
Proceeds from initial public offering, net		59,862
Reverse Stock Split, Conversion Ratio	14.5074
IPO [Member]
Nature Of Business And Operations [Line Items]
Common stock issuance date		Apr. 15, 2014
Issuance of Common Stock from initial public offering, shares			1,069,715	8,500,000
Issuance/sale of stock, price per share			$ 7.00	$ 7.00
Proceeds from initial public offering, net			$ 59,900
Reverse stock split of common stock		The Company’s board of directors and stockholders approved a 1-for-14.5074 reverse stock split of the Company’s common stock effective March 31, 2014.
Convertible preferred stock, shares issued upon conversion				9,728,237		6,826,004
Preferred stock conversion basis		In connection with the closing of the IPO, all of the Company’s outstanding redeemable convertible preferred stock and convertible notes automatically converted into shares of common stock as of April 15, 2014.
IPO [Member] | Preferred Stock [Member]
Nature Of Business And Operations [Line Items]
Conversion of preferred warrants to common warrants.				1,857,226
IPO [Member] | Common Stock [Member]
Nature Of Business And Operations [Line Items]
Issuance of Common Stock from initial public offering, shares		9,569,715
Conversion of preferred warrants to common warrants.				128,663